Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc . , Series F , 4.75% ..... $ 744,096
38,900 Morgan Stanley , Series K , 5.85% ... 1,157,275
31,500 Public Storage REIT, Series O , 3.90% 831,600
28,500 US Bancorp , Series L , 3.75% ...... 711,930
122,100 Wells Fargo & Co. , Series Z , 4.75% . 3,197,799
Total Preferred Stocks
(Cost $6,547,571)
6,642,700
EXCHANGE-TRADED FUNDS — 17.4%
UNITED STATES — 17.4%
8,407,342 Invesco Preferred ETF ........... 128,043,818
1,083,030 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 122,089,972
2,858,402 iShares Preferred & Income Securities
ETF .................... 112,678,207
1,507,145 SPDR Bloomberg Barclays Convertible
Securities ETF ............. 129,177,398
Total Exchange-Traded Funds
(Cost $463,839,215)
491,989,395
Principal
Amount
BANK LOANS — 0.2%
UNITED STATES — 0.2%
$ 4,681,818 Caliber Home Loans, Inc.,
(3 mo. LIBOR USD + 3.250%),
3.15%,
07/24/25
(a) .......... 4,670,114
Total Bank Loans
(Cost $4,681,818)
4,670,114
CORPORATE BONDS — 9.8%
CANADA — 0.4%
479,000 Bombardier, Inc.,
6.00%,
10/15/22
(b) .......... 479,575
500,000 Bombardier, Inc.,
7.50%,
12/01/24
(b) .......... 519,375
1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%,
09/15/27
(b) .......... 1,320,062
1,125,000 First Quantum Minerals Ltd.,
6.50%,
03/01/24
(b) .......... 1,146,375
1,000,000 First Quantum Minerals Ltd.,
6.88%,
03/01/26
(b) .......... 1,043,600
650,000 Garda World Security Corp.,
4.63%,
02/15/27
(b) .......... 652,418
Principal
Amount Value
CANADA (continued)
$ 1,050,000 Garda World Security Corp.,
9.50%,
11/01/27
(b) .......... $ 1,144,500
1,325,000 GFL Environmental, Inc.,
3.75%,
08/01/25
(b) .......... 1,363,094
1,100,000 goeasy Ltd.,
5.38%,
12/01/24
(b) .......... 1,141,514
600,000 Kronos Acquisition Holdings, Inc./Kik
Custom Products, Inc.,
7.00%,
12/31/27
(b) .......... 589,500
500,000 MEG Energy Corp.,
7.13%,
02/01/27
(b) .......... 524,635
350,000 MEG Energy Corp.,
5.88%,
02/01/29
(b) .......... 361,375
600,000 Methanex Corp.,
5.25%,
12/15/29
............ 663,300
500,000 NOVA Chemicals Corp.,
4.88%,
06/01/24
(b) .......... 526,875
500,000 NOVA Chemicals Corp.,
5.25%,
06/01/27
(b) .......... 538,750
500,000 Telesat Canada/Telesat LLC,
4.88%,
06/01/27
(b) .......... 448,250
12,463,198
CAYMAN ISLANDS — 0.0%
762,952 Spirit Loyalty Cayman Ltd./Spirit IP
Cayman Ltd.,
8.00%,
09/20/25
(b) .......... 856,414
GERMANY — 0.0%
500,000 Deutsche Bank AG,
(5 yr. Swap Semi 30/360 USD +
2.248%),
4.30%,
05/24/28
(c) .......... 517,704
IRELAND — 0.1%
1,250,000 Ardagh Packaging Finance Plc/Ardagh
Holdings USA, Inc.,
5.25%,
08/15/27
(b) .......... 1,276,372
250,000 LCPR Senior Secured Financing DAC,
6.75%,
10/15/27
(b) .......... 266,747
1,543,119
ITALY — 0.1%
1,500,000 Intesa Sanpaolo SpA,
5.71%,
01/15/26
(b) .......... 1,693,177
1,525,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 1
+ 3.703%),
5.86%,
06/19/32
(b)(c) ........ 1,697,067
3,390,244

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
LUXEMBOURG — 0.3%
$ 275,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%,
06/01/28
(b) .......... $ 275,000
525,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%,
06/01/28
(b) .......... 526,969
1,650,000 Altice Financing SA,
5.00%,
01/15/28
(b) .......... 1,621,125
1,000,000 Altice France Holding SA,
6.00%,
02/15/28
(b) .......... 986,250
400,000 Consolidated Energy Finance SA,
6.88%,
06/15/25
(b) .......... 406,020
750,000 Dana Financing Luxembourg Sarl,
5.75%,
04/15/25
(b) .......... 773,437
925,000 JBS Finance Luxembourg Sarl,
3.63%,
01/15/32
(b) .......... 928,469
600,000 Telecom Italia Capital SA,
6.38%,
11/15/33
............ 710,904
500,000 Telecom Italia Capital SA,
7.20%,
07/18/36
............ 642,670
500,000 Venator Finance Sarl/Venator Materials
LLC,
9.50%,
07/01/25
(b) .......... 555,000
7,425,844
NETHERLANDS — 0.1%
1,000,000 Alcoa Nederland Holding BV,
5.50%,
12/15/27
(b) .......... 1,080,000
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%,
10/01/26
............ 1,031,570
1,000,000 UPC Holding BV,
5.50%,
01/15/28
(b) .......... 1,052,500
3,164,070
UNITED KINGDOM — 0.1%
200,000 INEOS Quattro Finance 2 Plc,
3.38%,
01/15/26
(b) .......... 200,750
1,400,000 Jaguar Land Rover Automotive Plc,
7.75%,
10/15/25
(b) .......... 1,518,664
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%,
07/15/29
(b) .......... 1,050,073
2,769,487
UNITED STATES — 8.7%
1,000,000 Abercrombie & Fitch Management
Co.,
8.75%,
07/15/25
(b) .......... 1,103,750
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Adient Global Holdings Ltd.,
4.88%,
08/15/26
(b) .......... $ 1,022,500
375,000 Advantage Sales & Marketing, Inc.,
6.50%,
11/15/28
(b) .......... 388,125
750,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
7.50%,
03/15/26
(b) .......... 817,500
500,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%,
02/15/28
(b) .......... 535,000
500,000 Allegheny Technologies, Inc.,
7.88%,
08/15/23
............ 546,670
750,000 Alliance Data Systems Corp.,
4.75%,
12/15/24
(b) .......... 769,598
1,850,000 Alliance Data Systems Corp.,
7.00%,
01/15/26
(b) .......... 1,993,375
550,000 Allison Transmission, Inc.,
5.88%,
06/01/29
(b) .......... 600,732
250,000 Alta Equipment Group, Inc.,
5.63%,
04/15/26
(b) .......... 258,750
381,965 Ambac Assurance Corp.,
5.10% (b)(d) .............. 542,390
350,000 Ambience Merger Sub, Inc.,
7.13%,
07/15/29
(b) .......... 354,375
500,000 American Airlines, Inc.,
11.75%,
07/15/25
(b) ......... 625,000
250,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%,
04/20/26
(b) .......... 261,563
1,350,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%,
04/20/29
(b) .......... 1,456,569
858,000 American Axle & Manufacturing, Inc.,
6.25%,
04/01/25
............ 886,957
525,000 American Axle & Manufacturing, Inc.,
6.25%,
03/15/26
............ 542,527
550,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.75%,
03/01/27
(b) .......... 566,500
575,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.38%,
06/15/29
(b) .......... 590,490
520,000 Antero Resources Corp.,
8.38%,
07/15/26
(b) .......... 588,302
325,000 Antero Resources Corp.,
7.63%,
02/01/29
(b) .......... 356,184

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 375,000 Antero Resources Corp.,
5.38%,
03/01/30
(b) .......... $ 381,975
625,000 Apache Corp.,
4.25%,
01/15/30
............ 651,563
500,000 Apache Corp.,
4.75%,
04/15/43
............ 513,750
1,175,000 Aramark Services, Inc.,
6.38%,
05/01/25
(b) .......... 1,239,801
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%,
04/01/28
(b) .......... 993,281
1,075,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%,
12/31/28
(b) .......... 1,161,376
3,930,000 Bank of America Corp., Series FF,
(3 mo. LIBOR USD + 2.931%),
5.88% (c)(d) ............... 4,514,587
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. LIBOR USD + 3.131%),
4.63% (c)(d) ............... 690,637
1,000,000 Bath & Body Works, Inc.,
6.63%,
10/01/30
(b) .......... 1,150,000
750,000 Bath & Body Works, Inc.,
6.75%,
07/01/36
............ 956,250
1,575,000 Bausch Health Cos, Inc.,
6.13%,
04/15/25
(b) .......... 1,607,484
600,000 Bausch Health Cos, Inc.,
7.00%,
01/15/28
(b) .......... 630,000
500,000 Bausch Health Cos, Inc.,
5.00%,
01/30/28
(b) .......... 476,875
275,000 Bausch Health Cos, Inc.,
6.25%,
02/15/29
(b) .......... 273,609
1,000,000 Berry Global, Inc.,
5.63%,
07/15/27
(b) .......... 1,052,500
750,000 Big River Steel LLC/BRS Finance
Corp.,
6.63%,
01/31/29
(b) .......... 824,062
475,000 Bloomin' Brands, Inc./OSI Restaurant
Partners LLC,
5.13%,
04/15/29
(b) .......... 488,063
250,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.63%,
12/15/25
(b) .......... 269,145
550,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%,
07/15/26
(b) .......... 570,625
1,000,000 Boeing Co. (The),
5.04%,
05/01/27
............ 1,157,405
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Boyd Gaming Corp.,
8.63%,
06/01/25
(b) .......... $ 1,089,990
1,050,000 Brink's Co. (The),
5.50%,
07/15/25
(b) .......... 1,103,812
700,000 Buckeye Partners LP,
3.95%,
12/01/26
............ 709,030
625,000 Buckeye Partners LP,
4.50%,
03/01/28
(b) .......... 634,375
300,000 Burford Capital Global Finance LLC,
6.25%,
04/15/28
(b) .......... 315,750
325,000 Cablevision Lightpath LLC,
3.88%,
09/15/27
(b) .......... 322,563
700,000 Cablevision Lightpath LLC,
5.63%,
09/15/28
(b) .......... 712,250
1,500,000 Caesars Entertainment, Inc.,
6.25%,
07/01/25
(b) .......... 1,582,500
826,000 Caesars Entertainment, Inc.,
8.13%,
07/01/27
(b) .......... 908,336
500,000 Caesars Resort Collection LLC/CRC
Finco, Inc.,
5.75%,
07/01/25
(b) .......... 525,625
1,350,000 Carnival Corp.,
10.50%,
02/01/26
(b) ......... 1,545,723
1,100,000 Carnival Corp.,
5.75%,
03/01/27
(b) .......... 1,113,063
750,000 Carrols Restaurant Group, Inc.,
5.88%,
07/01/29
(b) .......... 727,474
374,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.75%,
02/15/26
(b) .......... 386,716
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%,
08/15/30
(b) .......... 1,312,500
1,925,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%,
02/01/31
(b) .......... 1,982,750
625,000 CEC Entertainment LLC,
6.75%,
05/01/26
(b) .......... 625,125
1,000,000 Centene Corp.,
3.00%,
10/15/30
............ 1,039,140
250,000 Century Communities, Inc.,
6.75%,
06/01/27
............ 265,498
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00% (c)(d) ............... 1,738,804

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 250,000 Chemours Co. (The),
7.00%,
05/15/25
............ $ 258,125
1,175,000 Chesapeake Energy Corp.,
5.88%,
02/01/29
(b) .......... 1,248,438
875,000 CHS/Community Health Systems,
Inc.,
6.00%,
01/15/29
(b) .......... 930,781
650,000 Churchill Downs, Inc.,
4.75%,
01/15/28
(b) .......... 672,750
500,000 CITGO Petroleum Corp.,
7.00%,
06/15/25
(b) .......... 513,290
350,000 Clarios Global LP/Clarios US Finance
Co.,
8.50%,
05/15/27
(b) .......... 378,000
200,000 Clarivate Science Holdings Corp.,
3.88%,
06/30/28
(b) .......... 201,651
450,000 Clarivate Science Holdings Corp.,
4.88%,
06/30/29
(b) .......... 453,213
1,500,000 Cleveland-Cliffs, Inc.,
6.75%,
03/15/26
(b) .......... 1,618,125
500,000 Cleveland-Cliffs, Inc.,
5.88%,
06/01/27
............ 527,500
234,000 CommScope Technologies LLC,
6.00%,
06/15/25
(b) .......... 237,510
500,000 CommScope, Inc.,
6.00%,
03/01/26
(b) .......... 521,250
650,000 Comstock Resources, Inc.,
5.88%,
01/15/30
(b) .......... 653,455
250,000 Consolidated Communications, Inc.,
6.50%,
10/01/28
(b) .......... 268,995
1,225,000 Continental Resources, Inc.,
4.90%,
06/01/44
............ 1,413,509
500,000 Cornerstone Building Brands, Inc.,
6.13%,
01/15/29
(b) .......... 532,500
358,000 Covanta Holding Corp.,
5.88%,
07/01/25
............ 370,530
700,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%,
10/15/25
(b) .......... 717,500
1,250,000 CSC Holdings LLC,
7.50%,
04/01/28
(b) .......... 1,363,306
975,000 CSC Holdings LLC,
5.75%,
01/15/30
(b) .......... 1,016,135
154,000 CVR Partners LP/CVR Nitrogen
Finance Corp.,
9.25%,
06/15/23
(b) .......... 154,354
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 CVR Partners LP/CVR Nitrogen
Finance Corp.,
6.13%,
06/15/28
(b) .......... $ 416,092
750,000 DCP Midstream Operating LP,
6.45%,
11/03/36
(b) .......... 900,000
1,600,000 Delta Air Lines, Inc.,
7.38%,
01/15/26
............ 1,883,191
400,000 DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.,
5.88%,
08/15/27
(b) .......... 413,000
1,000,000 DISH DBS Corp.,
5.00%,
03/15/23
............ 1,041,250
1,575,000 DISH DBS Corp.,
7.38%,
07/01/28
............ 1,704,027
750,000 DISH DBS Corp.,
5.13%,
06/01/29
(b) .......... 742,425
275,000 DT Midstream, Inc.,
4.13%,
06/15/29
(b) .......... 282,040
900,000 DT Midstream, Inc.,
4.38%,
06/15/31
(b) .......... 933,750
575,000 Dycom Industries, Inc.,
4.50%,
04/15/29
(b) .......... 582,188
550,000 Embarq Corp.,
8.00%,
06/01/36
............ 616,000
250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%,
01/15/26
(b) .......... 258,900
525,000 EPR Properties REIT,
5.25%,
07/15/23
............ 554,440
1,050,000 EQM Midstream Partners LP,
6.50%,
07/01/27
(b) .......... 1,178,625
475,000 EQM Midstream Partners LP,
4.75%,
01/15/31
(b) .......... 483,312
925,000 EQM Midstream Partners LP,
6.50%,
07/15/48
............ 1,016,259
375,000 EQT Corp.,
5.00%,
01/15/29
............ 424,013
175,000 EQT Corp.,
3.63%,
05/15/31
(b) .......... 185,360
600,000 First Student Bidco, Inc./First Transit
Parent, Inc.,
4.00%,
07/31/29
(b) .......... 600,750
500,000 Ford Motor Co.,
8.50%,
04/21/23
............ 555,115
1,000,000 Ford Motor Co.,
9.00%,
04/22/25
............ 1,230,950
425,000 Ford Motor Co.,
6.63%,
10/01/28
............ 509,042

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,100,000 Ford Motor Co.,
4.75%,
01/15/43
............ $ 1,207,569
575,000 Ford Motor Co.,
5.29%,
12/08/46
............ 658,016
2,100,000 Ford Motor Credit Co. LLC,
4.06%,
11/01/24
............ 2,225,675
1,000,000 Ford Motor Credit Co. LLC,
4.27%,
01/09/27
............ 1,077,200
500,000 Ford Motor Credit Co. LLC,
4.00%,
11/13/30
............ 528,125
250,000 Forterra Finance LLC/FRTA Finance
Corp.,
6.50%,
07/15/25
(b) .......... 268,175
1,000,000 FXI Holdings, Inc.,
7.88%,
11/01/24
(b) .......... 1,025,000
400,000 Gap, Inc. (The),
8.63%,
05/15/25
(b) .......... 437,200
400,000 Gap, Inc. (The),
8.88%,
05/15/27
(b) .......... 459,828
500,000 GCI LLC,
4.75%,
10/15/28
(b) .......... 520,625
625,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
6.50%,
10/01/25
............ 620,313
350,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
8.00%,
01/15/27
............ 359,625
925,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
7.75%,
02/01/28
............ 934,435
722,000 Global Infrastructure Solutions, Inc.,
5.63%,
06/01/29
(b) .......... 740,952
975,000 GPD Cos, Inc.,
10.13%,
04/01/26
(b) ......... 1,055,437
750,000 Gray Television, Inc.,
7.00%,
05/15/27
(b) .......... 802,778
975,000 Gray Television, Inc.,
4.75%,
10/15/30
(b) .......... 966,576
500,000 Greif, Inc.,
6.50%,
03/01/27
(b) .......... 526,250
250,000 Greystar Real Estate Partners LLC,
5.75%,
12/01/25
(b) .......... 254,907
750,000 Griffon Corp.,
5.75%,
03/01/28
............ 789,090
1,000,000 Gulfport Energy Operating Corp.,
8.00%,
05/17/26
(b) .......... 1,065,470
500,000 Hanesbrands, Inc.,
5.38%,
05/15/25
(b) .......... 525,050
Principal
Amount Value
UNITED STATES (continued)
$ 1,075,000 Harvest Midstream I LP,
7.50%,
09/01/28
(b) .......... $ 1,149,476
250,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
6.00%,
04/15/25
(b) .......... 262,675
775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%,
06/15/26
(b) .......... 785,369
525,000 Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
5.75%,
01/20/26
(b) .......... 550,326
1,400,000 Herbalife Nutrition Ltd./HLF
Financing, Inc.,
7.88%,
09/01/25
(b) .......... 1,520,750
1,000,000 Herc Holdings, Inc.,
5.50%,
07/15/27
(b) .......... 1,048,750
600,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%,
02/01/31
(b) .......... 624,750
1,175,000 Hilton Domestic Operating Co., Inc.,
5.75%,
05/01/28
(b) .......... 1,263,125
300,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
5.00%,
06/01/29
(b) .......... 302,706
450,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
4.88%,
07/01/31
(b) .......... 441,397
1,150,000 HLF Financing Sarl LLC/Herbalife
International, Inc.,
4.88%,
06/01/29
(b) .......... 1,160,925
500,000 Home Point Capital, Inc.,
5.00%,
02/01/26
(b) .......... 461,425
1,200,000 Hughes Satellite Systems Corp.,
6.63%,
08/01/26
............ 1,348,500
1,000,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%,
12/15/25
............ 1,030,550
350,000 iHeartCommunications, Inc.,
8.38%,
05/01/27
............ 372,309
1,000,000 International Game Technology Plc,
6.50%,
02/15/25
(b) .......... 1,115,795
975,000 IRB Holding Corp.,
7.00%,
06/15/25
(b) .......... 1,038,375
500,000 IRB Holding Corp.,
6.75%,
02/15/26
(b) .......... 513,750

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 4,810,000 JPMorgan Chase & Co., Series HH,
(SOFR RATE + 3.125%),
4.60% (c)(d) ............... $ 4,978,350
1,250,000 Kaiser Aluminum Corp.,
4.50%,
06/01/31
(b) .......... 1,300,000
300,000 Koppers, Inc.,
6.00%,
02/15/25
(b) .......... 307,500
1,750,000 Kraft Heinz Foods Co.,
3.75%,
04/01/30
............ 1,934,779
1,075,000 Kraft Heinz Foods Co.,
5.00%,
06/04/42
............ 1,345,599
1,125,000 Kraft Heinz Foods Co.,
4.38%,
06/01/46
............ 1,295,151
175,000 Kraton Polymers LLC/Kraton
Polymers Capital Corp.,
4.25%,
12/15/25
(b) .......... 179,375
284,000 LABL, Inc.,
10.50%,
07/15/27
(b) ......... 312,400
400,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%,
06/15/29
(b) .......... 398,500
950,000 Laredo Petroleum, Inc.,
7.75%,
07/31/29
(b) .......... 919,201
550,000 LBM Acquisition LLC,
6.25%,
01/15/29
(b) .......... 551,067
250,000 Legacy LifePoint Health LLC,
6.75%,
04/15/25
(b) .......... 264,175
250,000 Legacy LifePoint Health LLC,
4.38%,
02/15/27
(b) .......... 250,625
650,000 Level 3 Financing, Inc.,
4.25%,
07/01/28
(b) .......... 661,781
550,000 Live Nation Entertainment, Inc.,
4.88%,
11/01/24
(b) .......... 558,937
600,000 Live Nation Entertainment, Inc.,
5.63%,
03/15/26
(b) .......... 624,000
1,000,000 LogMeIn, Inc.,
5.50%,
09/01/27
(b) .......... 1,036,650
875,000 LSF9 Atlantis Holdings LLC/Victra
Finance Corp.,
7.75%,
02/15/26
(b) .......... 914,375
1,000,000 Lumen Technologies, Inc.,
5.63%,
04/01/25
............ 1,088,750
1,000,000 Lumen Technologies, Inc.,
5.13%,
12/15/26
(b) .......... 1,039,320
575,000 Lumen Technologies, Inc.,
5.38%,
06/15/29
(b) .......... 589,375
Principal
Amount Value
UNITED STATES (continued)
$ 450,000 Macy's Retail Holdings LLC,
2.88%,
02/15/23
............ $ 452,813
1,000,000 Macy's, Inc.,
8.38%,
06/15/25
(b) .......... 1,090,000
400,000 Madison IAQ LLC,
5.88%,
06/30/29
(b) .......... 404,280
550,000 Manitowoc Co., Inc. (The),
9.00%,
04/01/26
(b) .......... 594,126
750,000 Masonite International Corp.,
5.38%,
02/01/28
(b) .......... 797,812
1,100,000 Mauser Packaging Solutions Holding
Co.,
5.50%,
04/15/24
(b) .......... 1,106,875
600,000 Meritor, Inc.,
6.25%,
06/01/25
(b) .......... 639,000
550,000 Michaels Cos., Inc. (The),
5.25%,
05/01/28
(b) .......... 569,250
525,000 Michaels Cos., Inc. (The),
7.88%,
05/01/29
(b) .......... 544,688
825,000 Midcap Financial Issuer Trust,
6.50%,
05/01/28
(b) .......... 857,579
500,000 Midcap Financial Issuer Trust,
5.63%,
01/15/30
(b) .......... 491,866
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%,
08/15/27
(b) .......... 781,013
2,000,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%,
06/20/27
(b) .......... 2,175,000
1,050,000 Millennium Escrow Corp.,
6.63%,
08/01/26
(b) .......... 1,072,711
1,150,000 ModivCare, Inc.,
5.88%,
11/15/25
(b) .......... 1,220,437
975,000 MPH Acquisition Holdings LLC,
5.75%,
11/01/28
(b) .......... 945,750
825,000 Murphy Oil Corp.,
6.38%,
07/15/28
............ 872,215
450,000 Murphy Oil Corp.,
6.38%,
12/01/42
............ 448,875
1,650,000 Nationstar Mortgage Holdings, Inc.,
5.50%,
08/15/28
(b) .......... 1,676,812
1,000,000 Navient Corp.,
6.50%,
06/15/22
............ 1,043,200
1,075,000 Navient Corp.,
5.50%,
01/25/23
............ 1,127,406
500,000 Netflix, Inc.,
5.38%,
11/15/29
(b) .......... 616,875

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Netflix, Inc.,
4.88%,
06/15/30
(b) .......... $ 1,204,770
1,000,000 Newell Brands, Inc.,
4.70%,
04/01/26
............ 1,113,750
725,000 Nexstar Media, Inc.,
5.63%,
07/15/27
(b) .......... 766,470
550,000 Nexstar Media, Inc.,
4.75%,
11/01/28
(b) .......... 567,182
1,100,000 Northern Oil and Gas, Inc.,
8.13%,
03/01/28
(b) .......... 1,152,085
1,825,000 Novelis Corp.,
5.88%,
09/30/26
(b) .......... 1,891,065
1,000,000 Novelis Corp.,
4.75%,
01/30/30
(b) .......... 1,064,810
525,000 Occidental Petroleum Corp.,
5.88%,
09/01/25
............ 582,036
750,000 Occidental Petroleum Corp.,
5.50%,
12/01/25
............ 825,000
1,225,000 Occidental Petroleum Corp.,
6.63%,
09/01/30
............ 1,494,500
1,000,000 Occidental Petroleum Corp.,
4.30%,
08/15/39
............ 991,465
575,000 Occidental Petroleum Corp.,
6.20%,
03/15/40
............ 665,562
500,000 Occidental Petroleum Corp.,
4.40%,
04/15/46
............ 490,535
500,000 OneMain Finance Corp.,
6.13%,
03/15/24
............ 538,125
500,000 OneMain Finance Corp.,
7.13%,
03/15/26
............ 588,750
600,000 OneMain Finance Corp.,
5.38%,
11/15/29
............ 659,076
1,675,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
4.13%,
04/30/28
(b) .......... 1,717,562
425,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%,
04/30/31
(b) .......... 437,750
300,000 Ortho-Clinical Diagnostics, Inc./
Ortho-Clinical Diagnostics SA,
7.38%,
06/01/25
(b) .......... 321,000
250,000 Outfront Media Capital LLC/Outfront
Media Capital Corp.,
6.25%,
06/15/25
(b) .......... 265,240
600,000 Patrick Industries, Inc.,
4.75%,
05/01/29
(b) .......... 612,420
Principal
Amount Value
UNITED STATES (continued)
$ 875,000 PBF Holding Co. LLC/PBF Finance
Corp.,
9.25%,
05/15/25
(b) .......... $ 802,812
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%,
02/15/29
(b) .......... 575,426
625,000 Pilgrim's Pride Corp.,
4.25%,
04/15/31
(b) .......... 664,544
1,000,000 Post Holdings, Inc.,
5.75%,
03/01/27
(b) .......... 1,040,850
650,000 PowerTeam Services LLC,
9.03%,
12/04/25
(b) .......... 715,871
1,650,000 Prime Healthcare Services, Inc.,
7.25%,
11/01/25
(b) .......... 1,771,044
975,000 Primo Water Holdings, Inc.,
4.38%,
04/30/29
(b) .......... 975,000
250,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
4.50%,
09/15/26
(b) .......... 258,753
700,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
6.50%,
09/15/28
(b) .......... 727,426
475,000 Rayonier AM Products, Inc.,
7.63%,
01/15/26
(b) .......... 488,062
250,000 Rent-A-Center, Inc.,
6.38%,
02/15/29
(b) .......... 268,438
596,000 Rite Aid Corp.,
7.50%,
07/01/25
(b) .......... 597,311
475,000 RLJ Lodging Trust LP REIT,
3.75%,
07/01/26
(b) .......... 480,937
675,000 Rockies Express Pipeline LLC,
4.95%,
07/15/29
(b) .......... 695,162
1,000,000 Rockies Express Pipeline LLC,
4.80%,
05/15/30
(b) .......... 1,009,790
1,500,000 Royal Caribbean Cruises Ltd.,
9.13%,
06/15/23
(b) .......... 1,631,445
675,000 Royal Caribbean Cruises Ltd.,
5.50%,
04/01/28
(b) .......... 688,298
275,000 RP Escrow Issuer LLC,
5.25%,
12/15/25
(b) .......... 281,187
975,000 Sabre GLBL, Inc.,
7.38%,
09/01/25
(b) .......... 1,041,270
500,000 SCE Recovery Funding LLC, Series
A-1,
0.86%,
11/15/31
............ 493,411
500,000 Scientific Games International, Inc.,
5.00%,
10/15/25
(b) .......... 512,980

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 2,350,000 Select Medical Corp.,
6.25%,
08/15/26
(b) .......... $ 2,484,467
1,000,000 Service Properties Trust REIT,
4.35%,
10/01/24
............ 1,010,980
1,325,000 Service Properties Trust REIT,
5.50%,
12/15/27
............ 1,412,674
400,000 Shea Homes LP/Shea Homes Funding
Corp.,
4.75%,
02/15/28
(b) .......... 410,000
850,000 Sinclair Television Group, Inc.,
5.50%,
03/01/30
(b) .......... 848,938
4,765,000 Sitka Holdings LLC,
(3 mo. LIBOR USD + 4.500%,
5.25%,
07/06/26
(b)(e) ........ 4,793,750
850,000 Southwestern Energy Co.,
6.45%,
01/23/25
............ 930,682
500,000 Spectrum Brands, Inc.,
5.50%,
07/15/30
(b) .......... 541,250
1,300,000 Spirit AeroSystems, Inc.,
7.50%,
04/15/25
(b) .......... 1,378,000
1,500,000 Sprint Capital Corp.,
6.88%,
11/15/28
............ 1,935,000
1,800,000 SRM Escrow Issuer LLC,
6.00%,
11/01/28
(b) .......... 1,921,500
400,000 Starwood Property Trust, Inc. REIT,
5.50%,
11/01/23
(b) .......... 419,500
300,000 Starwood Property Trust, Inc. REIT,
3.63%,
07/15/26
(b) .......... 305,010
325,000 Summer BC Bidco B LLC,
5.50%,
10/31/26
(b) .......... 329,875
400,000 SunCoke Energy, Inc.,
4.88%,
06/30/29
(b) .......... 403,508
500,000 Talen Energy Supply LLC,
6.63%,
01/15/28
(b) .......... 443,750
1,225,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%,
12/31/30
(b) .......... 1,286,250
1,000,000 TEGNA, Inc.,
4.63%,
03/15/28
............ 1,030,000
1,500,000 TEGNA, Inc.,
5.00%,
09/15/29
............ 1,567,500
225,000 Tenet Healthcare Corp.,
4.63%,
07/15/24
............ 227,813
500,000 Tenet Healthcare Corp.,
7.50%,
04/01/25
(b) .......... 537,500
500,000 Tenet Healthcare Corp.,
6.13%,
10/01/28
(b) .......... 532,500
Principal
Amount Value
UNITED STATES (continued)
$ 100,000 Tenneco, Inc.,
7.88%,
01/15/29
(b) .......... $ 113,000
625,000 Tenneco, Inc.,
5.13%,
04/15/29
(b) .......... 642,188
1,100,000 Tesla, Inc.,
5.30%,
08/15/25
(b) .......... 1,128,721
400,000 T-Mobile USA, Inc.,
4.50%,
02/01/26
............ 409,300
1,000,000 T-Mobile USA, Inc.,
3.50%,
04/15/31
............ 1,048,807
300,000 TMS International Corp.,
6.25%,
04/15/29
(b) .......... 314,573
1,550,000 TransDigm, Inc.,
8.00%,
12/15/25
(b) .......... 1,664,313
300,000 Travel + Leisure Co.,
4.25%,
03/01/22
............ 301,500
1,000,000 Travel + Leisure Co.,
4.63%,
03/01/30
(b) .......... 1,032,740
1,075,000 Tronox, Inc.,
6.50%,
05/01/25
(b) .......... 1,138,156
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80% (c)(d) ............... 1,755,089
400,000 Turning Point Brands, Inc.,
5.63%,
02/15/26
(b) .......... 416,000
1,500,000 Uber Technologies, Inc.,
8.00%,
11/01/26
(b) .......... 1,606,875
1,700,000 Uber Technologies, Inc.,
7.50%,
09/15/27
(b) .......... 1,857,590
1,000,000 United Airlines Holdings, Inc.,
4.25%,
10/01/22
............ 1,015,000
275,000 United Airlines, Inc.,
4.38%,
04/15/26
(b) .......... 282,942
275,000 United Airlines, Inc.,
4.63%,
04/15/29
(b) .......... 283,718
575,000 United Rentals North America, Inc.,
3.75%,
01/15/32
............ 575,000
1,075,000 United States Steel Corp.,
6.88%,
08/15/25
............ 1,095,210
375,000 United States Steel Corp.,
6.88%,
03/01/29
............ 407,036
1,500,000 Uniti Group LP/Uniti Fiber Holdings,
Inc./CSL Capital LLC REIT,
7.88%,
02/15/25
(b) .......... 1,597,500

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 550,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%,
02/15/29
(b) .......... $ 557,458
950,000 US Foods, Inc.,
6.25%,
04/15/25
(b) .......... 1,000,540
500,000 US Foods, Inc.,
4.75%,
02/15/29
(b) .......... 510,000
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%,
09/01/27
............ 872,322
925,000 Vector Group Ltd.,
5.75%,
02/01/29
(b) .......... 941,275
175,000 Venture Global Calcasieu Pass LLC,
3.88%,
08/15/29
(b) .......... 178,937
375,000 Venture Global Calcasieu Pass LLC,
4.13%,
08/15/31
(b) .......... 388,125
1,600,000 Veritas US, Inc./Veritas Bermuda Ltd.,
7.50%,
09/01/25
(b) .......... 1,656,000
250,000 Verscend Escrow Corp.,
9.75%,
08/15/26
(b) .......... 263,990
500,000 Viking Cruises Ltd.,
5.88%,
09/15/27
(b) .......... 475,000
225,000 WASH Multifamily Acquisition, Inc.,
5.75%,
04/15/26
(b) .......... 235,406
750,000 WESCO Distribution, Inc.,
7.25%,
06/15/28
(b) .......... 835,575
500,000 Western Midstream Operating LP,
4.65%,
07/01/26
............ 535,975
375,000 Western Midstream Operating LP,
5.50%,
08/15/48
............ 418,125
1,075,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%,
03/01/25
(b) .......... 1,136,813
1,250,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
7.75%,
04/15/25
(b) .......... 1,330,838
500,000 Zayo Group Holdings, Inc.,
4.00%,
03/01/27
(b) .......... 496,875
575,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.,
3.88%,
02/01/29
(b) .......... 574,345
245,242,731
Total Corporate Bonds
(Cost $270,900,093)
277,372,811
Principal
Amount Value
ASSET-BACKED SECURITIES — 20.4%
CANADA — 0.1%
Other Asset-Backed Securities — 0.1%
$ 300,000 Golden Credit Card Trust, Series
2017-4A, Class A,
(1 mo. LIBOR USD + 0.520%),
0.61%,
07/15/24
(b)(e) ........ $ 301,442
1,000,000 Master Credit Card Trust II, Series
2020-1A, Class A,
1.99%,
09/21/24
(b) .......... 1,028,477
1,329,919
CAYMAN ISLANDS — 1.9%
Collateralized Loan Obligations — 1.9%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR USD + 5.700%),
5.83%,
04/20/31
(b)(e) ........ 953,980
5,000,000 Atrium VIII, Series 8A, Class SUB,
1.25%,
10/23/24
(b)(f)(g) ..... 149,256
2,000,000 Atrium XII, Series 12A, Class ER,
(3 mo. LIBOR USD + 5.250%),
5.39%,
04/22/27
(b)(e) ........ 1,965,095
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.83%,
11/21/47
(b)(f)(g) ...... 8,812,008
600,314 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR USD + 0.930%),
1.06%,
07/18/27
(b)(e) ........ 600,434
527,606 Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(3 mo. LIBOR USD + 8.500%),
8.63%,
07/20/32
(b)(e) ........ 490,240
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
12.81%,
04/20/32
(b)(f)(g) .... 12,115,476
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
13.32%,
01/20/31
(b)(f)(g) .... 6,844,232
1,000,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
1.61%,
05/15/30
(b)(e) ........ 999,903
500,000 GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
1.72%,
07/20/34
(b)(e) ........ 499,151

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 1,000,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
1.88%,
04/15/34
(b)(e) ........ $ 998,760
500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.53%,
03/20/30
(b)(e) ........ 496,351
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
6.06%,
07/25/31
(b)(f)(g) ..... 2,755,649
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
6.25%,
10/23/30
(b)(f)(g) ..... 2,832,515
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR USD + 8.100%),
8.23%,
04/20/31
(b)(e) ........ 6,417,829
4,500,000 York CLO-3 Ltd., Series 2016-1A,
Class ER,
(3 mo. LIBOR USD + 6.400%),
6.53%,
10/20/29
(b)(e) ........ 4,500,612
4,000,000 York CLO-3 Ltd., Series 2016-1A,
Class SUB,
7.00%,
10/20/29
(b)(f)(g) ..... 2,271,561
53,703,052
UNITED STATES — 18.4%
Other Asset-Backed Securities — 18.4%
4,631,922 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%,
09/25/60
(b) .......... 4,727,876
218,484 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. LIBOR USD + 1.050%),
1.14%,
01/25/34
(e) .......... 216,116
131,089 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.35%,
12/25/57
(a)(b)(f)(g) ... 103,521
40,994 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
2.90%,
04/25/58
(b)(g) ....... 35,817
200,472 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
6.37%,
02/26/57
(b)(g) ....... 90,488
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,736,550 Ajax Mortgage Loan Trust, Series
2018-D, Class A,
3.75%,
08/25/58
(b)(f) ........ $ 5,740,227
1,820,383 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
2.93%,
08/25/58
(a)(b)(f)(g) ... 1,209,462
210,854 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
1.15%,
06/25/58
(b)(f)(g) ..... 194,274
287,528 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
1.99%,
11/25/58
(a)(b)(g) ...... 179,188
11,961,258 Ajax Mortgage Loan Trust, Series
2018-G, Class A,
4.38%,
06/25/57
(b)(f) ........ 12,061,653
2,100,000 Ajax Mortgage Loan Trust, Series
2018-G, Class B,
5.25%,
06/25/57
(a)(b)(f) ...... 1,585,500
5,362,641 Ajax Mortgage Loan Trust, Series
2018-G, Class C,
0.05%,
06/25/57
(a)(b)(g) ..... 5,273,085
12,220,357 Ajax Mortgage Loan Trust, Series
2019-A, Class A,
3.75%,
08/25/57
(b)(f) ........ 12,385,403
2,450,000 Ajax Mortgage Loan Trust, Series
2019-A, Class B,
5.25%,
08/25/57
(b)(f) ........ 2,289,469
6,120,493 Ajax Mortgage Loan Trust, Series
2019-A, Class C,
0.79%,
08/25/57
(a)(b)(g) ..... 5,070,216
6,670,818 Ajax Mortgage Loan Trust, Series
2019-B, Class A,
3.75%,
01/25/59
(b)(f) ........ 6,760,371
2,100,000 Ajax Mortgage Loan Trust, Series
2019-B, Class B,
5.25%,
01/25/59
(a)(b)(f) ...... 1,585,500
5,356,692 Ajax Mortgage Loan Trust, Series
2019-B, Class C,
0.61%,
01/25/59
(a)(b)(g) ..... 4,597,649
7,165,232 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3.00%,
09/25/59
(b) .......... 7,203,420
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4.88%,
09/25/59
(b) .......... 3,151,464
7,677,719 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
2.64%,
09/25/59
(b)(g) ....... 6,231,281

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 12,327,052 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3.00%,
09/25/59
(b) .......... $ 12,412,028
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4.25%,
09/25/59
(b) .......... 2,848,158
7,469,246 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
1.05%,
09/25/59
(b)(g) ....... 6,665,613
24,958,239 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2.38%,
12/25/59
(b) .......... 24,991,054
4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3.50%,
12/25/59
(b) .......... 4,317,450
10,412,574 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
1.92%,
12/25/59
(a)(b)(g) ..... 6,528,684
14,974,436 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%,
03/25/60
(a)(b) ........ 14,974,436
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%,
03/25/60
(a)(b)(f) ...... 2,018,609
3,063,430 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.66%,
03/25/60
(a)(b)(f)(g) ... 2,374,158
4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.96%,
12/25/60
(a)(b)(f) ...... 3,892,674
10,357,884 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
1.88%,
12/27/60
(b) .......... 10,312,383
1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%,
12/27/60
(b) .......... 1,079,725
2,020,444 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.55%,
12/27/60
(b)(g) ....... 1,739,075
500,000 American Credit Acceptance
Receivables Trust, Series 2020-4,
Class B,
0.85%,
12/13/24
(b) .......... 501,420
1,000,000 American Express Credit Account
Master Trust, Series 2017-5,
Class A,
(1 mo. LIBOR USD + 0.380%),
0.47%,
02/18/25
(e) .......... 1,003,557
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,000,000 American Express Credit Account
Master Trust, Series 2018-5,
Class A,
(1 mo. LIBOR USD + 0.340%),
0.43%,
12/15/25
(e) .......... $ 1,003,814
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. LIBOR USD + 1.980%),
2.07%,
05/25/35
(e) .......... 5,100,145
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%,
11/17/37
(b) .......... 5,975,710
9,458,069 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR USD + 0.240%),
0.33%,
05/25/35
(e) .......... 8,732,298
4,662,515 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR USD + 0.690%),
0.78%,
01/25/36
(e) .......... 4,878,683
6,021,472 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR USD + 0.630%),
0.72%,
01/25/36
(e) .......... 5,721,927
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%,
02/10/22
(f) .......... 2,740,323
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.43%,
12/10/25
(f) .......... 1,956,912
6,652,868 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR USD + 0.450%),
0.54%,
09/25/37
(b)(e) ........ 6,318,562
7,784,454 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR USD + 1.000%),
1.09%,
05/28/39
(b)(e) ........ 7,315,090
1,718,852 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR USD + 1.300%),
1.39%,
05/28/39
(b)(e) ........ 1,400,735

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,534,387 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR USD + 1.000%),
1.09%,
12/28/40
(b)(e) ........ $ 1,420,315
3,222,559 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR USD + 0.930%),
1.02%,
12/28/40
(b)(e) ........ 3,164,319
250,000 BCC Funding XVII LLC, Series 2020-
1, Class A2,
0.91%,
08/20/25
(b) .......... 250,875
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. LIBOR USD + 1.800%),
1.89%,
05/25/35
(e) .......... 906,287
1,809,255 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR USD + 1.020%),
1.11%,
12/25/35
(e) .......... 2,538,753
4,132,520 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR USD + 0.140%),
0.23%,
12/25/36
(e) .......... 5,038,605
2,748,054 Bear Stearns Asset Backed Securities
I Trust, Series 2007-HE1,
Class 21A2,
(1 mo. LIBOR USD + 0.160%),
0.25%,
01/25/37
(e) .......... 2,704,534
500,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%,
07/25/24
............ 500,675
500,000 CarMax Auto Owner Trust, Series
2020-4, Class B,
0.85%,
06/15/26
............ 502,805
1,000,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%,
10/15/26
............ 996,454
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR USD + 0.420%),
0.51%,
12/26/36
(e) .......... 4,177,334
6,637,389 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR USD + 0.500%),
0.59%,
02/25/37
(e) .......... 5,863,363
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,929,054 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%,
11/25/44
(b)(f) ........ $ 7,261,935
3,629,676 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. LIBOR USD + 0.200%),
0.29%,
05/25/37
(e) .......... 2,903,642
97,533 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. LIBOR USD + 0.270%),
0.36%,
05/25/37
(e) .......... 78,718
4,477,056 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. LIBOR USD + 0.170%),
0.26%,
07/25/45
(e) .......... 3,877,005
1,961,484 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%,
07/15/28
(f) .......... 2,005,355
2,034,532 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%,
12/01/28
(f) .......... 2,095,378
2,347,855 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%,
03/01/30
(f) .......... 1,341,855
2,648,753 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%,
03/01/30
(f) .......... 1,455,827
11,190,464 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%,
09/01/29
(f) .......... 3,457,648
2,613,756 Countrywide Asset-Backed
Certificates, Series 2005-17,
Class 1AF4, STEP,
6.05%,
05/25/36
............ 2,656,674
384,787 Countrywide Asset-Backed
Certificates, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR USD + 0.160%),
0.25%,
09/25/46
(e) .......... 379,928
4,664,492 Countrywide Asset-Backed
Certificates, Series 2006-12,
Class 1A,
(1 mo. LIBOR USD + 0.260%),
0.35%,
12/25/36
(e) .......... 4,513,400
8,894,550 Countrywide Asset-Backed
Certificates, Series 2006-18,
Class M1,
(1 mo. LIBOR USD + 0.300%),
0.39%,
03/25/37
(e) .......... 8,625,640

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,637,023 Countrywide Asset-Backed
Certificates, Series 2006-22,
Class M1,
(1 mo. LIBOR USD + 0.230%),
0.32%,
05/25/47
(e) .......... $ 4,549,387
5,687,104 Countrywide Asset-Backed
Certificates, Series 2006-26,
Class M1,
(1 mo. LIBOR USD + 0.250%),
0.34%,
06/25/37
(e) .......... 5,540,496
1,561,260 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR USD + 0.180%),
0.27%,
05/15/36
(e) .......... 1,521,086
947,490 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR USD + 0.300%),
0.39%,
12/15/33
(b)(e) ........ 866,240
688,050 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR USD + 0.240%),
0.33%,
02/15/30
(b)(e) ........ 620,636
465,519 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR USD + 0.190%),
0.28%,
05/15/35
(b)(e) ........ 452,279
500,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%,
02/15/30
(b) .......... 501,401
2,244,775 Credit Suisse Mortgage Capital
Certificates, Series 2021-JR1,
Class A2,
3.50%,
09/27/66
(b)(f) ........ 2,145,217
3,910,616 Credit Suisse Mortgage Capital
Certificates, Series 2021-JR1,
Class B2,
34.61%,
09/27/66
(a)(b)(f) ..... 3,378,260
3,941,675 Credit Suisse Mortgage Capital
Certificates, Series 2021-JR1,
Class PT2,
2.57%,
07/26/60
(a)(b)(f)(g) ... 1,447,876
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,497,594 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR USD + 0.340%),
0.43%,
07/25/37
(b)(e) ........ $ 2,004,332
1,000,000 Discover Card Execution Note Trust,
Series 2017-A7, Class A7,
(1 mo. LIBOR USD + 0.360%),
0.45%,
04/15/25
(e) .......... 1,004,003
500,000 Drive Auto Receivables Trust, Series
2021-1, Class A3,
0.44%,
11/15/24
............ 501,132
592,399 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%,
11/15/24
(b) .......... 596,760
1,000,000 DT Auto Owner Trust, Series 2021-
1A, Class B,
0.62%,
09/15/25
(b) .......... 1,000,974
1,000,000 Enterprise Fleet Financing LLC, Series
2020-2, Class A3,
0.65%,
07/20/26
(b) .......... 1,000,372
4,888,089 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR USD + 0.540%),
0.63%,
03/25/36
(e) .......... 4,345,299
2,013,171 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR USD + 1.800%),
1.90%,
10/25/33
(e) .......... 2,017,492
9,127,832 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR USD + 0.375%),
0.46%,
07/25/36
(e) .......... 9,037,268
4,225,819 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR USD + 0.600%),
0.69%,
01/25/36
(e) .......... 3,773,677
4,056,171 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR USD + 0.150%),
0.24%,
03/25/37
(e) .......... 2,479,368
500,000 Flagship Credit Auto Trust, Series
2020-4, Class B,
1.00%,
10/15/25
(b) .......... 503,734
1,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%,
04/15/33
(b) .......... 1,004,218

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,300,000 Ford Credit Auto Owner Trust, Series
2020-C, Class B,
0.79%,
08/15/26
............ $ 1,305,106
1,000,000 Ford Credit Floorplan Master Owner
Trust, Series 2020-2, Class A,
1.06%,
09/15/27
............ 1,003,876
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR USD + 0.615%),
0.70%,
11/25/35
(e) .......... 1,441,751
1,000,000 GM Financial Consumer Automobile
Receivables Trust, Series 2020-4,
Class A3,
0.38%,
08/18/25
............ 1,001,491
1,050,000 GM Financial Consumer Automobile
Receivables Trust, Series 2021-1,
Class B,
0.75%,
05/17/27
............ 1,048,990
666,424 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR USD + 0.500%),
0.59%,
02/25/36
(e) .......... 654,148
172,749 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR USD + 0.315%),
0.40%,
11/25/36
(e) .......... 335,234
500,000 GMF Floorplan Owner Revolving
Trust, Series 2020-2, Class B,
0.96%,
10/15/25
(b) .......... 503,881
500,000 GreatAmerica Leasing Receivables
Funding LLC, Series 2021-1,
Class B,
0.72%,
12/15/26
(b) .......... 497,885
5,909,995 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%,
06/20/31
(f) .......... 4,426,264
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR USD + 0.700%),
0.79%,
12/25/35
(e) .......... 1,084,909
9,585,729 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
0.45%,
03/25/36
(e) .......... 4,253,886
412,168 GSAA Trust, Series 2006-7, Class AF2,
5.99%,
03/25/46
(f) .......... 234,870
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR USD + 3.375%),
3.46%,
02/25/47
(e) .......... $ 3,772,549
4,137,189 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR USD + 0.300%),
0.39%,
05/25/37
(e) .......... 3,715,398
375,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%,
09/20/28
(b) .......... 375,101
4,956,207 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.82%,
12/25/36
............ 2,316,066
1,000,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%,
10/15/24
(b) .......... 1,008,787
870,987 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%,
09/25/37
(b) .......... 870,395
500,000 John Deere Owner Trust, Series 2021-
A, Class A3,
0.36%,
09/15/25
............ 500,433
249,108 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. LIBOR USD + 0.180%),
0.27%,
07/25/36
(e) .......... 142,438
1,250,000 Kubota Credit Owner Trust, Series
2021-1A, Class A3,
0.62%,
08/15/25
(b) .......... 1,253,143
1,757,392 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
10.24%,
02/25/59
(a)(b)(g) .... 263,609
1,900,000 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%,
02/25/59
(b)(f) ........ 1,883,370
2,872,149 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%,
04/15/40
(f) .......... 3,047,394
286,405 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR USD + 0.090%),
0.18%,
06/25/37
(b)(e) ........ 222,954

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,894,046 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2,
(1 mo. LIBOR USD + 0.200%),
0.29%,
06/25/37
(b)(e) ........ $ 4,655,859
1,021,807 Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A2,
(1 mo. LIBOR USD + 0.110%),
0.20%,
11/25/36
(e) .......... 437,920
5,418,858 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR USD + 0.160%),
0.25%,
10/25/36
(e) .......... 2,307,681
1,934,373 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR USD + 3.250%),
3.34%,
03/25/32
(e) .......... 1,944,258
3,967,666 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR USD + 0.320%),
0.41%,
03/25/36
(e) .......... 454,212
803,479 MCM Trust, Series 2018-NPL1,
Class B,
1.46%,
05/28/58
(b)(g) ....... 335,598
1,000,000 Mercedes-Benz Auto Lease Trust,
Series 2020-A, Class A4,
1.88%,
09/15/25
............ 1,014,622
2,381,961 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%,
12/28/33
............ 2,096,606
10,369,717 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR USD + 0.500%),
0.59%,
10/25/37
(e) .......... 4,544,814
1,125,029 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR USD + 0.480%),
0.57%,
06/25/36
(e) .......... 749,073
6,668,830 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR USD + 0.130%),
0.22%,
11/25/36
(e) .......... 3,695,407
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,365,766 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. LIBOR USD + 1.900%),
1.99%,
02/25/47
(b)(e) ........ $ 3,258,392
3,556,671 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR USD + 0.540%),
0.63%,
02/25/36
(e) .......... 3,639,382
4,477,173 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%,
10/25/36
............ 1,537,856
560,829 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR USD + 0.300%),
0.39%,
03/25/36
(e) .......... 553,095
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR USD + 0.300%),
0.39%,
03/25/37
(e) .......... 7,297,059
850,740 Navient Private Education Refi Loan
Trust, Series 2020-GA, Class A,
1.17%,
09/16/69
(b) .......... 857,034
708,988 Navient Private Education Refi Loan
Trust, Series 2020-HA, Class A,
1.31%,
01/15/69
(b) .......... 715,072
5,688,563 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR USD + 0.675%),
0.76%,
12/25/35
(e) .......... 5,267,129
1,153,644 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR USD + 0.400%),
0.49%,
10/25/36
(b)(e) ........ 1,345,165
1,636,862 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%,
08/15/27
............ 1,543,173
9,973,569 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%,
07/15/30
(f) .......... 3,766,999
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%,
06/15/31
(f) .......... 1,448,756
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%,
06/15/31
(f) .......... 1,122,279

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%,
06/15/31
(f) .......... $ 1,436,689
647,739 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%,
09/15/22
(f) .......... 457,590
517,335 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%,
06/15/32
(f) .......... 540,979
4,000,000 OneMain Financial Issuance Trust,
Series 2015-3A, Class D,
6.94%,
11/20/28
(b) .......... 4,005,200
1,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%,
06/15/25
(b) .......... 1,015,368
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.77%,
07/25/35
............ 2,798,107
3,000,000 Progress Residential Trust, Series 2018-
SFR3, Class F,
5.37%,
10/17/35
(b) .......... 3,030,973
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%,
09/17/36
(b) .......... 1,024,901
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%,
10/17/36
(b) .......... 3,077,202
4,547,064 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%,
10/25/25
(b) .......... 4,571,278
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. LIBOR USD + 0.870%),
0.96%,
11/25/35
(e) .......... 3,197,445
2,000,000 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. LIBOR USD + 0.290%),
0.52%,
06/25/36
(e) .......... 1,932,659
601,150 SACO I Trust, Series 2006-7,
Class A1,
(1 mo. LIBOR USD + 0.260%),
0.35%,
07/25/36
(e) .......... 600,507
1,000,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%,
03/17/25
............ 1,003,991
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 Santander Retail Auto Lease Trust,
Series 2020-B, Class A4,
0.65%,
12/20/24
(b) .......... $ 501,591
4,179,436 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR USD + 0.320%),
0.41%,
09/25/36
(e) .......... 3,929,714
8,480,186 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR USD + 0.290%),
0.38%,
01/25/47
(e) .......... 8,577,999
2,820,330 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR USD + 0.270%),
0.36%,
02/25/37
(e) .......... 2,160,237
1,000,000 SLM Student Loan Trust, Series 2003-
10A, Class A4,
(3 mo. LIBOR USD + 0.670%),
0.79%,
12/17/68
(b)(e) ........ 1,001,905
11,556,450 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR USD + 0.250%),
0.34%,
07/25/36
(e) .......... 11,479,788
4,112,354 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR USD + 0.675%),
0.76%,
11/25/35
(e) .......... 3,977,009
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR USD + 0.750%),
0.84%,
07/25/35
(e) .......... 3,984,637
2,055,914 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR USD + 0.440%),
0.75%,
02/25/37
(e) .......... 6,495,877
1,000,000 Tesla Auto Lease Trust, Series 2019-A,
Class A3,
2.16%,
10/20/22
(b) .......... 1,011,640
1,000,000 Toyota Auto Receivables Owner Trust,
Series 2020-D, Class A3,
0.35%,
01/15/25
............ 1,000,969
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%,
01/17/36
(b) .......... 1,757,013

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 998,569 Tricon American Homes Trust, Series
2020-SFR2, Class A,
1.48%,
11/17/39
(b) .......... $ 993,983
1,000,000 Verizon Owner Trust, Series 2020-A,
Class B,
1.98%,
07/22/24
............ 1,027,410
1,000,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%,
04/21/25
............ 1,002,264
1,000,000 World Omni Automobile Lease
Securitization Trust, Series 2020-
B, Class B,
0.70%,
02/17/26
............ 1,003,348
953,830 World Omni Select Auto Trust, Series
2019-A, Class A3,
2.00%,
08/15/24
............ 960,454
9,035,165 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR USD + 0.400%),
0.49%,
06/25/37
(b)(e) ........ 3,876,843
521,690,973
Total Asset-Backed Securities
(Cost $555,847,443)
576,723,944
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 14.6%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
3,800,000 1Texas Capital Bank CLN,
0.00%,
02/01/26
(a)(g) ........ 3,814,701
402,727 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
2.85%,
07/25/35
(f) .......... 407,014
1,717,115 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
4.33%,
03/25/37
(f) .......... 1,392,263
7,237,134 Ajax Mortgage Loan Trust, Series
2021-C, Class A, STEP,
2.12%,
01/25/61
(b) .......... 7,238,766
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%,
01/25/61
(b) .......... 1,227,120
3,154,362 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.51%,
01/25/61
(b)(g) ....... 2,407,754
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,547,250 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.07%,
09/25/46
(e) .......... $ 1,537,909
1,236,632 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%,
06/25/37
............ 1,204,275
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%,
03/25/49
(b)(f) ........ 1,017,111
13,184,510 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.91%,
07/31/57
(b)(f) ........ 4,739,831
3,165,581 ARI Investments LLC,
4.61%,
01/06/25
(a) .......... 3,141,839
3,056,093 ARI Investments LLC,
4.55%,
01/30/25
(a) .......... 3,025,532
1,554,912 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR USD + 0.400%),
0.49%,
01/25/37
(e) .......... 1,195,402
240,043 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
3.22%,
09/20/35
(f) .......... 246,710
468,178 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
2.84%,
02/20/36
(f) .......... 456,393
424,149 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
2.65%,
06/20/36
(f) .......... 411,249
1,455,003 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%,
01/25/37
............ 1,490,703
3,304,255 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
0.51%,
03/27/36
(b)(f) ........ 2,806,007
403,850 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
2.93%,
10/25/35
(f) .......... 411,570
2,784,818 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.25%,
12/26/37
(b)(f) ........ 2,484,198
887,409 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
3.11%,
02/25/36
(f) .......... 880,784

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 178,272 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
3.33%,
08/25/35
(f) .......... $ 169,572
327,321 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.16%,
05/25/47
(f) .......... 325,058
1,334,213 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR USD + 0.440%),
0.53%,
04/25/36
(e) .......... 1,707,023
3,147,530 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR USD + 0.320%),
0.41%,
11/25/36
(e) .......... 2,845,472
2,945,539 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR USD + 0.350%),
0.44%,
03/25/36
(e) .......... 369,836
2,945,539 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR USD + 0.350%),
0.44%,
03/25/36
(e) .......... 369,836
1,072,132 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR USD + 0.280%),
0.37%,
08/25/36
(e) .......... 1,056,839
690,691 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR USD + 0.300%),
0.39%,
11/25/36
(e) .......... 680,432
1,533,685 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%,
04/25/45
(b)(f) ........ 1,530,487
3,914,220 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%,
12/25/37
............ 2,448,000
11,653,417 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%,
02/25/37
............ 6,669,252
2,399,108 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%,
12/25/37
............ 2,185,938
2,847,234 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%,
06/25/38
............ 2,545,187
130,166 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3.21%,
06/25/36
(f) .......... 126,317
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,190,663 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%,
04/25/47
(b) .......... $ 2,259,171
204,948 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
2.94%,
05/25/35
(f) .......... 207,992
402,338 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%,
02/25/35
............ 379,044
840,633 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR USD + 0.600%),
0.69%,
08/25/35
(e) .......... 806,025
3,479,761 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. LIBOR USD + 0.500%),
0.59%,
11/25/35
(e) .......... 1,876,626
6,471,640 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR USD + 5.500%),
5.41%,
11/25/35
(e) .......... 1,304,704
233,558 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.35%,
12/25/35
(f) .......... 224,818
71,232 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
1.11%,
12/25/35
(e) .......... 69,259
1,150,270 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR USD + 0.450%),
0.54%,
05/25/35
(e) .......... 1,051,390
731,112 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%,
12/25/35
............ 617,047
2,791,447 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR USD + 0.350%),
0.44%,
05/25/36
(e) .......... 1,365,277
1,801,609 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%,
06/25/36
............ 1,345,434
3,470,515 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%,
07/25/36
............ 2,317,878

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,149,482 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR USD + 0.350%),
0.44%,
08/25/36
(e) .......... $ 577,424
1,149,482 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR USD + 7.150%),
7.06%,
08/25/36
(e) .......... 427,763
1,184,955 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%,
08/25/36
............ 920,512
1,221,522 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR USD + 0.400%),
0.49%,
03/25/36
(e) .......... 446,487
2,171,343 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. LIBOR USD + 7.100%),
7.01%,
03/25/36
(e) .......... 560,461
3,431,157 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%,
03/25/36
............ 2,206,560
1,304,566 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%,
01/25/37
............ 1,044,841
944,562 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%,
01/25/37
............ 738,512
1,157,623 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%,
02/25/37
............ 862,460
2,646,996 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%,
02/25/37
............ 1,972,083
5,045,789 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR USD + 0.340%),
0.43%,
02/25/37
(e) .......... 2,278,335
2,522,895 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR USD + 6.600%),
6.51%,
02/25/37
(e) .......... 828,300
147,557 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%,
05/25/36
............ 144,583
418,634 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR USD + 0.400%),
0.49%,
05/25/36
(e) .......... 338,128
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,078,478 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%,
05/25/36
............ $ 2,271,949
2,270,451 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(Cost of Funds for the 11th
District of San Francisco +
1.500%),
1.81%,
11/20/46
(e) .......... 1,706,818
4,440,864 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
1.84%,
11/25/46
(e) .......... 3,842,427
2,034,108 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
0.47%,
11/25/46
(e) .......... 1,827,397
3,548,368 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR USD + 0.190%),
0.27%,
03/20/47
(e) .......... 3,046,655
737,251 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR USD + 0.420%),
0.51%,
05/25/36
(e) .......... 675,795
2,785,154 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
0.45%,
04/25/46
(e) .......... 2,738,152
2,044,255 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%,
06/25/37
............ 1,388,571
2,059,064 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%,
06/25/37
............ 1,441,731
1,000,084 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%,
08/25/37
............ 714,268
4,358,121 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%,
09/25/37
............ 2,541,132
3,775,383 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%,
11/25/37
............ 2,518,893
910,704 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%,
05/25/37
............ 603,141

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 261,941 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.11%,
11/25/36
............ $ 355,221
8,025,301 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
0.95%,
03/25/47
(e) .......... 7,234,462
191,016 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR USD + 0.180%),
0.27%,
04/25/47
(e) .......... 37,429
1,565,557 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR USD + 0.240%),
0.33%,
08/25/47
(e) .......... 1,512,908
1,250,873 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%,
05/25/36
............ 994,995
1,544,483 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%,
08/25/37
............ 1,108,038
1,130,311 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
2.54%,
01/25/36
(f) .......... 1,039,644
1,940,397 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 2A4,
(1 mo. LIBOR USD + 1.400%),
1.49%,
08/25/35
(e) .......... 1,597,594
238,612 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%,
09/25/35
............ 236,878
10,513,771 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.07%,
04/25/46
(e) .......... 4,313,025
2,627,660 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR USD + 0.400%),
0.49%,
04/25/46
(e) .......... 2,457,315
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,674,592 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%,
02/25/38
............ $ 1,236,185
2,265,777 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
2.98%,
03/25/37
(f) .......... 2,148,679
1,886,232 Credit Suisse Mortgage Capital
Certificates, Series 2006-9,
Class 3A1,
6.00%,
11/25/36
............ 1,773,031
2,705,507 Credit Suisse Mortgage Capital
Certificates, Series 2007-3,
Class 1A1A,
5.84%,
04/25/37
(f) .......... 1,012,633
7,025,077 Credit Suisse Mortgage Capital
Certificates, Series 2009-12R,
Class 3A1,
6.50%,
10/27/37
(b) .......... 3,938,208
3,997,504 Credit Suisse Mortgage Capital
Certificates, Series 2014-2R,
Class 17A3,
2.68%,
04/27/37
(b)(f) ........ 3,522,682
6,592,465 Credit Suisse Mortgage Capital
Certificates, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR USD + 0.150%),
0.24%,
10/27/36
(b)(e) ........ 5,444,593
3,289,850 Credit Suisse Mortgage Capital
Certificates, Series 2021-NQM2,
Class B1,
3.44%,
02/25/66
(b)(f) ........ 3,318,658
6,862,026 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.45%,
02/01/47
(a)(b)(g) ..... 6,223,034
6,321,200 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR USD + 1.350%),
1.44%,
11/25/35
(e) .......... 1,128,225
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%,
05/25/65
(b)(f) ........ 1,620,699
100,000 GCAT Trust, Series 2019-NQM2,
Class B1,
4.01%,
09/25/59
(b)(f) ........ 102,417

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%,
04/25/65
(b)(f) ........ $ 2,074,040
465,428 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.33%,
11/19/35
(f) .......... 461,083
3,678,814 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
0.44%,
01/25/35
(b)(e) ........ 3,377,261
1,375,397 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR USD + 0.350%),
0.44%,
01/25/36
(b)(e) ........ 1,140,959
277,624 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
2.76%,
01/25/35
(f) .......... 282,617
2,461 GSR Mortgage Loan Trust, Series
2006-4F, Class 1A1,
5.00%,
05/25/36
............ 123,468
2,837,069 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%,
08/25/36
............ 1,465,637
47,719 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6.00%,
08/25/21
............ 46,616
204,594 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
2.89%,
01/25/36
(f) .......... 216,000
566,503 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%,
07/25/37
............ 491,868
11,300,189 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.32%,
06/25/47
(f) .......... 9,217,868
2,156,567 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR USD + 0.250%),
0.34%,
07/19/47
(e) .......... 1,975,855
3,323,340 Headlands Residential LLC, Series
2019-RPL1, Class NOTE, STEP,
3.97%,
06/25/24
(b) .......... 3,340,884
445,344 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
2.39%,
04/25/37
(f) .......... 414,101
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%,
05/25/65
(b)(f) ........ 3,900,454
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 21,341,077 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.25%,
07/25/47
(f) .......... $ 950,389
2,006,035 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR USD + 0.270%),
0.36%,
06/25/37
(e) .......... 2,548,031
3,867,375 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. LIBOR USD + 0.240%),
0.33%,
08/25/37
(e) .......... 3,599,499
1,328,354 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
1.61%,
10/25/37
(f) .......... 991,171
48,097 JP Morgan Mortgage Trust, Series
2007-S2, Class 2A3,
5.50%,
06/25/37
............ 61,648
6,591,258 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%,
08/25/37
............ 2,996,714
85,000 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.12%,
10/26/48
(b)(f) ........ 88,124
2,303,873 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR USD + 1.150%),
1.24%,
12/25/37
(e) .......... 2,379,169
4,617,425 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%,
11/25/37
............ 2,050,662
2,786,655 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%,
05/25/35
(b) .......... 2,662,566
1,377,816 MASTR Resecuritization Trust, Series
2008-3, Class A1,
0.53%,
08/25/37
(b)(f) ........ 740,611
3,596,114 MCM Trust, Series 2018-NPL2,
Class B,
8.46%,
10/25/28
(b)(g) ....... 1,843,009
2,500,000 Mello Warehouse Securitization Trust,
Series 2020-2, Class F,
(1 mo. LIBOR USD + 3.250%),
3.34%,
11/25/53
(b)(e) ........ 2,493,916
4,875,000 Mello Warehouse Securitization Trust,
Series 2021-1, Class F,
(1 mo. LIBOR USD + 2.750%),
2.84%,
02/25/55
(b)(e) ........ 4,893,377

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,458,413 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR USD + 0.420%),
0.51%,
04/25/37
(e) .......... $ 2,424,150
956,582 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
2.68%,
05/25/36
(f) .......... 827,096
503,719 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%,
10/25/36
............ 329,357
4,135,803 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
0.53%,
05/26/37
(b) .......... 4,092,217
3,193,843 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR USD + 0.160%),
0.41%,
12/26/46
(b)(e) ........ 3,137,036
706,097 Morgan Stanley Resecuritization Trust,
Series 2015-R6, Class 3A,
(1 mo. LIBOR USD + 0.160%),
0.41%,
07/26/45
(b)(e) ........ 692,208
971,861 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. LIBOR USD + 1.800%),
1.89%,
11/25/34
(e) .......... 965,231
4,368,279 NYMT Loan Trust, Series 2020-SP2,
Class A1,
2.94%,
10/25/60
(b)(f) ........ 4,413,761
3,473,223 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%,
05/25/35
(b) .......... 3,203,778
1,635,163 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%,
05/25/35
(b) .......... 1,491,596
3,000,000 Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class G,
(1 mo. LIBOR USD + 5.500%),
5.59%,
02/25/55
(a)(b)(e) ...... 3,000,000
4,422,995 PRPM LLC, Series 2020-5, Class A1,
STEP,
3.10%,
11/25/25
(b) .......... 4,456,529
639,843 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. LIBOR USD + 0.420%),
0.51%,
07/25/36
(b)(e) ........ 595,187
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 810,143 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
0.47%,
05/25/46
(e) .......... $ 765,248
601,516 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%,
10/25/36
............ 602,784
3,890,713 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR USD + 0.550%),
0.64%,
01/25/37
(e) .......... 2,869,345
636,045 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. LIBOR USD + 0.250%),
0.34%,
07/25/36
(e) .......... 56,225
7,245,561 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
4.44%,
08/25/36
(f) .......... 5,882,861
95,678 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
4.58%,
09/25/36
(f) .......... 71,964
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%,
01/25/65
(b)(f) ........ 2,803,985
1,935,000 RMF Buyout Issuance Trust, Series
2020-1, Class M5,
6.00%,
02/25/30
(a)(b)(f) ...... 1,895,855
10,822,587 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
1.47%,
07/25/56
(b)(g) ....... 1,762,572
18,787,951 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
0.54%,
07/25/56
(b)(f) ........ 3,006,093
4,771,568 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
1.20%,
11/25/57
(f) .......... 2,144,788
2,653,528 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.02%,
08/25/57
(b)(f) ........ 1,141,211
4,500,055 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%,
04/26/60
(b)(f) ........ 4,552,097
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%,
09/25/59
(b)(f) ........ 100,957
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%,
05/25/65
(b)(f) ........ 175,848

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%,
05/25/65
(b)(f) ........ $ 260,932
3,000,000 Station Place Securitization Trust,
Series 2021-WL1, Class F,
(1 mo. LIBOR USD + 2.500%),
2.59%,
01/26/54
(b)(e) ........ 2,992,648
1,394,890 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
2.86%,
05/25/35
(f) .......... 1,172,000
2,115,452 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.05%,
04/25/36
(f) .......... 1,593,891
3,698,591 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR USD + 0.440%),
0.53%,
05/25/46
(e) .......... 1,917,853
1,506,705 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR USD + 0.180%),
0.27%,
09/25/47
(e) .......... 1,535,596
3,050,850 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR USD + 0.350%),
0.44%,
06/25/35
(b)(e) ........ 2,724,240
11,123,749 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%,
10/25/36
(a)(b) ........ 7,133,646
541,621 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
2.32%,
04/25/37
(f) .......... 402,412
231,081 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
2.44%,
04/25/37
(f) .......... 164,950
225,651 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR USD + 1.250%),
1.49%,
06/25/47
(e) .......... 214,932
2,501,554 TVC Holdings Plc, Series 2021-1,
Class A,
0.00%,
02/01/51
(a)(g) ........ 2,501,554
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 625,388 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.00%,
02/01/51
(a)(g) ........ $ 795,807
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%,
01/25/66
(b)(f) ........ 3,148,053
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%,
04/25/65
(b)(f) ........ 3,421,457
28,389,693 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
5.50%,
02/25/38
(b)(f) ........ 8,614,106
956,757 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
2.92%,
07/25/37
(f) .......... 962,592
1,428,318 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 1A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.770%),
0.88%,
05/25/47
(e) .......... 1,380,384
7,219,946 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(Cost of Funds for the 11th
District of San Francisco +
1.250%),
1.56%,
05/25/47
(e) .......... 7,173,555
858,325 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%,
11/25/35
............ 863,089
4,867,540 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%,
02/25/36
............ 4,345,445
4,056,248 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.22%,
07/25/36
............ 1,420,197
1,402,603 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.07%,
08/25/46
(e) .......... 937,746

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 793,366 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR USD + 0.320%),
0.41%,
03/25/37
(e) .......... $ 693,365
6,628,219 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR USD + 6.680%),
6.59%,
03/25/37
(e) .......... 1,134,916
1,404,573 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR USD + 0.540%),
0.63%,
03/25/37
(e) .......... 1,239,946
1,262,883 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR USD + 0.490%),
0.58%,
03/25/37
(e) .......... 1,114,914
1,658,303 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
2.90%,
03/25/38
(f) .......... 1,275,063
13,610,000 Western Alliance CLN,
0.03%,
12/28/24
(g) .......... 13,597,111
358,430,952
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
1,080,048 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR USD + 0.705%),
0.79%,
01/25/36
(b)(e) ........ 1,030,537
921,377 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR USD + 0.750%),
0.84%,
01/25/36
(b)(e) ........ 879,650
1,404,652 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR USD + 1.305%),
1.39%,
07/25/36
(b)(e) ........ 1,305,810
7,628,500 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR USD + 1.500%),
1.59%,
10/25/37
(b)(e) ........ 5,545,611
10,127,000 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR USD + 1.500%),
1.59%,
12/25/37
(b)(e) ........ 9,855,043
4,468,349 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. LIBOR USD + 2.650%),
2.74%,
10/15/36
(b)(e) ........ 4,480,969
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,560,584 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%,
07/25/39
(b) .......... $ 1,184,962
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. LIBOR USD + 0.600%),
0.69%,
06/25/37
(b)(e) ........ 2,493,034
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. LIBOR USD + 2.000%),
2.09%,
10/25/37
(b)(e) ........ 2,993,057
2,387,596 Velocity Commercial Capital Loan
Trust, Series 2014-1, Class M7,
8.08%,
09/25/44
(b)(f) ........ 2,209,859
3,881,000 Velocity Commercial Capital Loan
Trust, Series 2016-1, Class M5,
8.64%,
04/25/46
(b)(f) ........ 3,978,700
3,055,000 Velocity Commercial Capital Loan
Trust, Series 2017-1, Class M6,
7.95%,
05/25/47
(b)(f) ........ 3,070,623
3,094,588 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%,
10/26/48
(b)(f) ........ 3,195,713
980,459 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%,
10/26/48
(b)(f) ........ 1,017,912
1,889,129 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%,
03/25/49
(b)(f) ........ 1,936,088
2,446,517 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%,
03/25/49
(b)(f) ........ 2,494,966
2,792,915 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%,
03/25/49
(b)(f) ........ 2,847,507
1,590,845 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%,
03/25/49
(b)(f) ........ 1,628,344
498,304 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%,
07/25/49
(b)(f) ........ 506,728

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 2,045,725 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%,
05/25/51
(b)(f) ........ $ 2,054,008
54,709,121
Total Non-Agency Mortgage-Backed Securities
(Cost $411,428,773)
413,140,073
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 1.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
5,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class B1,
(SOFR 30A + 4.800%),
4.85%,
10/25/50
(b)(e) ........ 5,331,240
3,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B1,
(SOFR 30A + 3.000%),
3.05%,
12/25/50
(b)(e) ........ 3,024,019
2,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B2,
(SOFR 30A + 5.650%),
5.70%,
12/25/50
(b)(e) ........ 2,162,414
3,076,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B1,
(SOFR 30A + 2.650%),
2.70%,
01/25/51
(b)(e) ........ 3,079,808
4,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B2,
(SOFR 30A + 4.750%),
4.80%,
01/25/51
(b)(e) ........ 4,037,534
4,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA5, Class B2,
(SOFR 30A + 5.500%),
5.55%,
01/25/34
(b)(e) ........ 4,160,123
1,375,566 Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class B1,
(SOFR 30A + 3.000%),
3.05%,
08/25/33
(b)(e) ........ 1,381,584
2,856,608 Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class B2,
(SOFR 30A + 5.000%),
5.05%,
08/25/33
(b)(e) ........ 2,893,951
1,362,098 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(1 mo. LIBOR USD + 10.000%),
10.09%,
07/25/29
(e) ......... 1,464,241
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
DNA1, Class B1,
(1 mo. LIBOR USD + 3.150%),
3.24%,
07/25/30
(e) .......... $ 3,054,077
298,887 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.82%,
05/25/48
(b)(f) ........ 298,927
4,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2020-
HQA5, Class B1,
(SOFR 30A + 4.000%),
4.05%,
11/25/50
(b)(e) ........ 4,202,514
2,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA2, Class B1,
(SOFR 30A + 3.400%),
3.45%,
08/25/33
(b)(e) ........ 2,059,211
3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA2, Class B2,
(SOFR 30A + 6.000%),
6.05%,
08/25/33
(b)(e) ........ 3,309,607
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $38,525,195)
40,459,250
U.S. GOVERNMENT SECURITIES — 21.3%
U.S. Treasury Bonds — 21.3%
37,265,000 3.63%,
08/15/43
................ 49,393,593
38,170,000 3.63%,
02/15/44
................ 50,809,339
36,805,000 3.38%,
05/15/44
................ 47,305,927
40,550,000 3.13%,
08/15/44
................ 50,198,049
42,050,000 3.00%,
02/15/47
................ 51,652,512
43,000,000 2.75%,
08/15/47
................ 50,629,141
39,850,000 3.00%,
08/15/48
................ 49,231,873
41,800,000 3.38%,
11/15/48
................ 55,193,961
38,500,000 3.00%,
02/15/49
................ 47,703,906
40,250,000 2.88%,
05/15/49
................ 48,812,559
59,560,000 1.25%,
05/15/50
................ 50,679,511
53,100,000 1.63%,
11/15/50
................ 49,615,313
Total U.S. Government Securities
(Cost $624,354,439)
601,225,684

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
CASH SWEEP — 13.9%
UNITED STATES — 13.9%
394,905,332 Citibank - US Dollars on Deposit in
Custody Account, 0.03%(h) ... $ 394,905,332
Total Cash Sweep
(Cost $394,905,332)
394,905,332
TOTAL INVESTMENTS — 99.2%
(Cost $2,771,029,879)
$ 2,807,129,303
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.8%
23,750,803
NET ASSETS — 100.0%
$ 2,830,880,106
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $90,684,509 which is 3.20% of net assets and the cost is $91,199,704.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $755,371,412, which is 26.68% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.
(d) Perpetual security with no stated maturity date.
(e) Floating rate security. Rate shown is the rate in effect as of July 31,
2021.
(f) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.
(g) Zero coupon bond. The rate represents the yield at time of purchase.
(h) The rate shown represents the current yield as of July 31, 2021.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swaps
Total return swap Barclays Bank Plc 12/02/2021 100,000 $ (27,348) $ (62,775) $ 35,427
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,317.97
and paying a (3 mo. LIBOR USD
+ 0.650%) 0.781%, with quarterly
payments until expiration date
Total return swap Barclays Bank Plc 01/31/2022 120,000 (340,232) (397,233) 57,001
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,321.93
and paying a (3 mo. LIBOR USD
+ 0.650%) 0.836%, with quarterly
payments until expiration date
Total return swap Barclays Bank Plc 11/02/2021 100,000 (98,221) – (98,221)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,317.85
and paying a (3 mo. LIBOR USD
+ 0.650%) 0.826%, with quarterly
payments until expiration date
Total Total Return Swaps $ (5,793)
CLO — Collateralized Loan Obligation
CVR — Contingent Value Right
ETF — Exchange -Traded Fund
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 20.4%
Bank Loans ................................. 0.2
Corporate Bonds ............................. 9.8
Non-Agency Mortgage-Backed Securities ............ 14.6
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 22.7
Other
*
...................................... 32.1
100.0%
* Includes cash and equivalents, exchange-traded funds, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.